Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2020-C56
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C56

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Executive Vice President - Division Head	(913) 253-9001
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95002RAS7	1.341000%	18,464,000.00	14,145,543.54	271,603.92	15,807.64	0.00	0.00	287,411.56	13,873,939.62	30.19%	30.00%
A-2	95002RAT5	2.498000%	54,939,000.00	54,939,000.00	0.00	114,364.69	0.00	0.00	114,364.69	54,939,000.00	30.19%	30.00%
A-3	95002RAU2	1.940000%	2,605,000.00	2,605,000.00	0.00	4,211.42	0.00	0.00	4,211.42	2,605,000.00	30.19%	30.00%
A-SB	95002RAV0	2.422000%	29,226,000.00	29,226,000.00	0.00	58,987.81	0.00	0.00	58,987.81	29,226,000.00	30.19%	30.00%
A-4	95002RAW8	2.194000%	185,000,000.00	185,000,000.00	0.00	338,241.67	0.00	0.00	338,241.67	185,000,000.00	30.19%	30.00%
A-5	95002RAX6	2.448000%	221,562,000.00	221,562,000.00	0.00	451,986.48	0.00	0.00	451,986.48	221,562,000.00	30.19%	30.00%
A-S	95002RAY4	3.107000%	62,147,000.00	62,147,000.00	0.00	160,908.94	0.00	0.00	160,908.94	62,147,000.00	21.64%	21.50%
B	95002RAZ1	3.748444%	35,643,000.00	35,643,000.00	0.00	111,338.16	0.00	0.00	111,338.16	35,643,000.00	16.73%	16.63%
C	95002RBA5	3.748444%	29,245,000.00	29,245,000.00	0.00	91,352.70	0.00	0.00	91,352.70	29,245,000.00	12.70%	12.63%
D-RR	95002RAB4	3.748444%	10,967,000.00	10,967,000.00	0.00	34,257.65	0.00	0.00	34,257.65	10,967,000.00	11.20%	11.13%
E-RR	95002RAD0	3.748444%	10,968,000.00	10,968,000.00	0.00	34,260.78	0.00	0.00	34,260.78	10,968,000.00	9.69%	9.63%
F-RR	95002RAF5	3.748444%	16,450,000.00	16,450,000.00	0.00	51,384.92	0.00	0.00	51,384.92	16,450,000.00	7.42%	7.38%
G-RR	95002RAH1	3.748444%	7,312,000.00	7,312,000.00	0.00	22,840.52	0.00	0.00	22,840.52	7,312,000.00	6.42%	6.38%
H-RR	95002RAK4	3.748444%	7,311,000.00	7,311,000.00	0.00	22,837.40	0.00	0.00	22,837.40	7,311,000.00	5.41%	5.38%
J-RR	95002RAM0	3.748444%	7,311,000.00	7,311,000.00	0.00	22,837.40	0.00	0.00	22,837.40	7,311,000.00	4.40%	4.38%
K-RR*	95002RAP3	3.748444%	31,988,094.00	31,988,094.00	0.00	100,410.65	0.00	0.00	100,410.65	31,988,094.00	0.00%	0.00%
R	95002RAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			731,138,094.00	726,819,637.54	271,603.92	1,636,028.83	0.00	0.00	1,907,632.75	726,548,033.62

Notional Certificates
X-A	95002RBB3	1.422588%	511,796,000.00	507,477,543.54	0.00	601,609.61	0.00	0.00	601,609.61	507,205,939.62
X-B	95002RBC1	0.313802%	127,035,000.00	127,035,000.00	0.00	33,219.85	0.00	0.00	33,219.85	127,035,000.00
Notional SubTotal			638,831,000.00	634,512,543.54	0.00	634,829.46	0.00	0.00	634,829.46	634,240,939.62

Deal Distribution Total					271,603.92	2,270,858.29	0.00	0.00	2,542,462.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002RAS7	766.11479311	14.70991768	0.85613302	0.00000000	0.00000000	0.00000000	0.00000000	15.56605069	751.40487543
A-2	95002RAT5	1,000.00000000	0.00000000	2.08166676	0.00000000	0.00000000	0.00000000	0.00000000	2.08166676	1,000.00000000
A-3	95002RAU2	1,000.00000000	0.00000000	1.61666795	0.00000000	0.00000000	0.00000000	0.00000000	1.61666795	1,000.00000000
A-SB	95002RAV0	1,000.00000000	0.00000000	2.01833333	0.00000000	0.00000000	0.00000000	0.00000000	2.01833333	1,000.00000000
A-4	95002RAW8	1,000.00000000	0.00000000	1.82833335	0.00000000	0.00000000	0.00000000	0.00000000	1.82833335	1,000.00000000
A-5	95002RAX6	1,000.00000000	0.00000000	2.04000000	0.00000000	0.00000000	0.00000000	0.00000000	2.04000000	1,000.00000000
A-S	95002RAY4	1,000.00000000	0.00000000	2.58916665	0.00000000	0.00000000	0.00000000	0.00000000	2.58916665	1,000.00000000
B	95002RAZ1	1,000.00000000	0.00000000	3.12370339	0.00000000	0.00000000	0.00000000	0.00000000	3.12370339	1,000.00000000
C	95002RBA5	1,000.00000000	0.00000000	3.12370320	0.00000000	0.00000000	0.00000000	0.00000000	3.12370320	1,000.00000000
D-RR	95002RAB4	1,000.00000000	0.00000000	3.12370293	0.00000000	0.00000000	0.00000000	0.00000000	3.12370293	1,000.00000000
E-RR	95002RAD0	1,000.00000000	0.00000000	3.12370350	0.00000000	0.00000000	0.00000000	0.00000000	3.12370350	1,000.00000000
F-RR	95002RAF5	1,000.00000000	0.00000000	3.12370334	0.00000000	0.00000000	0.00000000	0.00000000	3.12370334	1,000.00000000
G-RR	95002RAH1	1,000.00000000	0.00000000	3.12370350	0.00000000	0.00000000	0.00000000	0.00000000	3.12370350	1,000.00000000
H-RR	95002RAK4	1,000.00000000	0.00000000	3.12370401	0.00000000	0.00000000	0.00000000	0.00000000	3.12370401	1,000.00000000
J-RR	95002RAM0	1,000.00000000	0.00000000	3.12370401	0.00000000	0.00000000	0.00000000	0.00000000	3.12370401	1,000.00000000
K-RR	95002RAP3	1,000.00000000	0.00000000	3.13900072	(0.01529725)	0.09486154	0.00000000	0.00000000	3.13900072	1,000.00000000
R	95002RAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002RBB3	991.56215277	0.00000000	1.17548713	0.00000000	0.00000000	0.00000000	0.00000000	1.17548713	991.03146492
X-B	95002RBC1	1,000.00000000	0.00000000	0.26150155	0.00000000	0.00000000	0.00000000	0.00000000	0.26150155	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	15,807.64	0.00	15,807.64	0.00	0.00	0.00	15,807.64	0.00
A-2	11/01/21 - 11/30/21	30	0.00	114,364.69	0.00	114,364.69	0.00	0.00	0.00	114,364.69	0.00
A-3	11/01/21 - 11/30/21	30	0.00	4,211.42	0.00	4,211.42	0.00	0.00	0.00	4,211.42	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	58,987.81	0.00	58,987.81	0.00	0.00	0.00	58,987.81	0.00
A-4	11/01/21 - 11/30/21	30	0.00	338,241.67	0.00	338,241.67	0.00	0.00	0.00	338,241.67	0.00
A-5	11/01/21 - 11/30/21	30	0.00	451,986.48	0.00	451,986.48	0.00	0.00	0.00	451,986.48	0.00
X-A	11/01/21 - 11/30/21	30	0.00	601,609.61	0.00	601,609.61	0.00	0.00	0.00	601,609.61	0.00
X-B	11/01/21 - 11/30/21	30	0.00	33,219.85	0.00	33,219.85	0.00	0.00	0.00	33,219.85	0.00
A-S	11/01/21 - 11/30/21	30	0.00	160,908.94	0.00	160,908.94	0.00	0.00	0.00	160,908.94	0.00
B	11/01/21 - 11/30/21	30	0.00	111,338.16	0.00	111,338.16	0.00	0.00	0.00	111,338.16	0.00
C	11/01/21 - 11/30/21	30	0.00	91,352.70	0.00	91,352.70	0.00	0.00	0.00	91,352.70	0.00
D-RR	11/01/21 - 11/30/21	30	0.00	34,257.65	0.00	34,257.65	0.00	0.00	0.00	34,257.65	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	34,260.78	0.00	34,260.78	0.00	0.00	0.00	34,260.78	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	51,384.92	0.00	51,384.92	0.00	0.00	0.00	51,384.92	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	22,840.52	0.00	22,840.52	0.00	0.00	0.00	22,840.52	0.00
H-RR	11/01/21 - 11/30/21	30	0.00	22,837.40	0.00	22,837.40	0.00	0.00	0.00	22,837.40	0.00
J-RR	11/01/21 - 11/30/21	30	0.00	22,837.40	0.00	22,837.40	0.00	0.00	0.00	22,837.40	0.00
K-RR	11/01/21 - 11/30/21	30	3,512.80	99,921.32	0.00	99,921.32	(489.33)	0.00	0.00	100,410.65	3,034.44
Totals			3,512.80	2,270,368.96	0.00	2,270,368.96	(489.33)	0.00	0.00	2,270,858.29	3,034.44

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	Additional Information
Total Available Distribution Amount (1)	2,542,462.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,281,504.01	Master Servicing Fee	3,327.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,887.97
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.84
ARD Interest	0.00	Operating Advisor Fee	1,144.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	181.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,281,504.01	Total Fees	11,135.07

Principal		Expenses/Reimbursements
Scheduled Principal	271,603.92	Reimbursement for Interest on Advances	(489.33)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	271,603.92	Total Expenses/Reimbursements	(489.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,270,858.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	271,603.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,542,462.21
Total Funds Collected	2,553,107.93	Total Funds Distributed	2,553,107.95

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	726,819,638.00	726,819,638.00	Beginning Certificate Balance	726,819,637.54
(-) Scheduled Principal Collections	271,603.92	271,603.92	(-) Principal Distributions	271,603.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	726,548,034.08	726,548,034.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	726,885,166.10	726,885,166.10	Ending Certificate Balance	726,548,033.62
Ending Actual Collateral Balance	726,620,593.71	726,620,593.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.46)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.46)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	3	7,936,571.83	1.09%	86	4.0560	2.406685	1.20 or less	4	42,781,903.10	5.89%	62	3.2530	0.751702
3,000,001 to 4,000,000	3	9,653,156.07	1.33%	99	4.2086	2.462905	1.21 to 1.40	3	93,917,280.57	12.93%	99	4.3122	1.281156
4,000,001 to 5,000,000	3	14,360,660.28	1.98%	99	3.7218	2.295721	1.41 to 1.50	1	15,523,081.83	2.14%	100	3.8000	1.410000
5,000,001 to 7,000,000	6	34,998,353.48	4.82%	98	3.9320	2.317415	1.51 to 1.60	1	14,531,434.92	2.00%	98	4.1000	1.510000
7,000,001 to 8,000,000	4	30,484,747.03	4.20%	99	3.7344	1.979518	1.61 to 1.70	3	43,631,000.00	6.01%	96	4.1173	1.662922
8,000,001 to 9,000,000	2	16,731,883.93	2.30%	98	3.7893	2.457734	1.71 to 1.80	3	48,645,217.62	6.70%	99	3.8971	1.755145
9,000,001 to 10,000,000	3	28,880,000.00	3.97%	79	4.1575	2.547687	1.81 to 1.90	2	24,525,000.00	3.38%	50	4.8492	1.864503
10,000,001 to 15,000,000	5	62,291,434.92	8.57%	98	3.6745	2.187440	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	7	124,573,796.00	17.15%	89	3.9828	2.074240	2.01 to 2.50	12	179,205,571.83	24.67%	94	3.6453	2.277017
20,000,001 to 30,000,000	8	199,499,000.00	27.46%	90	3.4652	2.047785	2.51 to 3.50	17	228,363,544.21	31.43%	98	3.5649	2.853684
30,000,001 to 50,000,000	4	145,612,030.70	20.04%	98	3.5432	2.297788	3.51 or greater	2	5,424,000.00	0.75%	99	3.5873	3.564686
50,000,001 or greater	1	51,526,399.84	7.09%	98	4.7200	1.290000	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	13	158,672,747.03	21.84%	89	3.5217	1.988571
							Industrial	1	51,526,399.84	7.09%	98	4.7200	1.290000
Colorado	1	7,900,000.00	1.09%	98	3.9000	2.867400
							Mixed Use	8	54,707,333.17	7.53%	81	4.0346	1.969196
Delaware	1	2,905,571.83	0.40%	100	3.5000	2.252200
							Mobile Home Park	1	15,800,000.00	2.17%	97	4.3720	1.687000
Florida	7	49,219,503.45	6.77%	99	3.6559	2.819716
							Multi-Family	24	313,330,084.64	43.13%	93	3.6561	1.775808
Georgia	1	5,800,000.00	0.80%	98	3.8500	2.700700
							Office	13	168,105,237.41	23.14%	98	3.5925	2.764922
Idaho	1	9,880,000.00	1.36%	98	3.5110	2.997900
							Retail	8	70,778,979.14	9.74%	97	3.5592	2.246942
Kansas	2	15,210,733.96	2.09%	98	4.1079	2.083341
							Self Storage	9	52,300,000.00	7.20%	83	3.8672	2.747437
Kentucky	1	2,831,000.00	0.39%	62	4.8800	1.666500
							Totals	64	726,548,034.08	100.00%	93	3.7667	2.114430
Louisiana	2	28,000,000.00	3.85%	97	3.9598	2.412571

Massachusetts	2	54,195,112.65	7.46%	100	3.8211	1.340699

Michigan	2	18,000,000.00	2.48%	97	4.2935	1.916313

Nevada	1	35,500,000.00	4.89%	95	3.3910	2.330600

New Jersey	3	89,521,399.84	12.32%	98	4.0685	1.979187

New York	10	69,531,434.92	9.57%	98	3.7800	1.822147

North Carolina	3	13,629,816.35	1.88%	72	4.5105	2.165768

South Carolina	1	3,100,000.00	0.43%	38	4.6500	2.239900

Texas	5	113,125,714.17	15.57%	98	3.5933	2.368929

Washington	8	49,525,000.00	6.82%	73	4.0096	1.894436

Totals	64	726,548,034.08	100.00%	93	3.7667	2.114430

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	1	25,000,000.00	3.44%	36	2.7246	0.702700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	25,695,000.00	3.54%	99	3.1300	3.168300	13 months to 24 months	48	691,048,034.08	95.11%	93	3.7860	2.103325
	3.251% to 3.500%	13	226,105,571.83	31.12%	97	3.3971	2.444146	25 months to 36 months	1	35,500,000.00	4.89%	95	3.3910	2.330600
	3.501% to 3.750%	7	94,240,000.00	12.97%	99	3.6082	2.589227	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	211,913,084.04	29.17%	99	3.8761	1.866139	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	23,510,938.37	3.24%	98	4.1011	1.721201	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
	4.251% to 4.500%	3	33,931,883.93	4.67%	98	4.3443	2.142165
	4.501% to 4.750%	2	60,626,399.84	8.34%	89	4.7095	1.432580
	4.751% to 5.000%	2	6,000,156.07	0.83%	82	4.9434	1.420105
	5.001% or greater	1	19,525,000.00	2.69%	38	5.1000	1.875900
	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	53,625,000.00	7.38%	37	3.9162	1.390723	Interest Only	28	443,725,000.00	61.07%	90	3.6333	2.248085
61 months to 81 months		1	2,831,000.00	0.39%	62	4.8800	1.666500	294 months or less	1	5,719,503.45	0.79%	96	4.0760	1.756900
	82 months or greater	45	670,092,034.08	92.23%	98	3.7500	2.174238	295 months or greater	20	277,103,530.63	38.14%	98	3.9740	1.907787
	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	110,010,072.66	15.14%	99	4.3260	1.544659				None
	12 months or less	42	616,537,961.42	84.86%	93	3.6669	2.216095
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	726,548,034.08	100.00%	93	3.7667	2.114430
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	300572075	IN	Harrison	NJ	Actual/360	4.720%	202,955.91	72,559.61	0.00	N/A	02/06/30	--	51,598,959.45	51,526,399.84	11/06/21
2	28002371	MF	Worcester	MA	Actual/360	3.800%	112,320.98	57,753.45	0.00	N/A	04/06/30	--	35,469,784.15	35,412,030.70	12/06/21
2A	28202371				Actual/360	3.800%	49,236.59	25,316.59	0.00	N/A	04/06/30	--	15,548,398.42	15,523,081.83	12/06/21
3	323630003	OF	Dallas	TX	Actual/360	3.410%	124,180.83	0.00	0.00	N/A	01/06/30	--	43,700,000.00	43,700,000.00	12/06/21
4	323630004	MF	Berkeley	CA	Actual/360	3.848%	80,158.75	0.00	0.00	N/A	04/06/30	--	25,000,000.00	25,000,000.00	12/06/21
4A	323630104				Actual/360	3.848%	54,507.95	0.00	0.00	N/A	04/06/30	--	17,000,000.00	17,000,000.00	12/06/21
5	323630005	MF	Las Vegas	NV	Actual/360	3.391%	100,317.08	0.00	0.00	N/A	11/01/29	--	35,500,000.00	35,500,000.00	12/01/21
6	310954649	SS	Various	FL	Actual/360	3.490%	63,413.30	0.00	0.00	N/A	03/11/30	--	21,804,000.00	21,804,000.00	12/11/21
7	310954660	SS	Port Orange	FL	Actual/360	3.490%	23,185.23	0.00	0.00	N/A	03/11/30	--	7,972,000.00	7,972,000.00	12/11/21
8	310954668	SS	Holly Hill	FL	Actual/360	3.490%	9,376.47	0.00	0.00	N/A	03/11/30	--	3,224,000.00	3,224,000.00	12/11/21
9	883101081	OF	Austin	TX	Actual/360	3.612%	93,308.19	0.00	0.00	N/A	03/06/30	--	31,000,000.00	31,000,000.00	12/06/21
10	323630010	RT	Seattle	WA	Actual/360	3.300%	82,500.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	12/06/21
11	301741498	Various	Brooklyn	NY	Actual/360	3.870%	80,625.00	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	12/06/21
11A	301741499				Actual/360	3.870%	16,125.00	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	12/06/21
12	883101085	OF	Mount Laurel	NJ	Actual/360	3.130%	67,021.12	0.00	0.00	N/A	03/06/30	--	25,695,000.00	25,695,000.00	12/06/21
13	323630013	MF	San Francisco	CA	30/360	2.725%	56,761.88	0.00	0.00	N/A	12/09/24	--	25,000,000.00	25,000,000.00	12/09/21
14	323630014	MU	New York	NY	Actual/360	3.486%	72,625.00	0.00	0.00	N/A	12/08/29	--	25,000,000.00	25,000,000.00	12/08/21
15	323630015	MF	Lafayette	LA	Actual/360	3.981%	72,985.00	0.00	0.00	N/A	01/06/30	--	22,000,000.00	22,000,000.00	12/06/21
16	301741502	OF	Roseville	CA	Actual/360	3.540%	59,000.00	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	12/06/21
17	300572077	Various	Various	WA	Actual/360	5.100%	82,981.25	0.00	0.00	N/A	02/06/25	--	19,525,000.00	19,525,000.00	12/06/21
18	323630018	MF	Oakland	CA	Actual/360	3.310%	51,856.67	0.00	0.00	N/A	02/06/30	--	18,800,000.00	18,800,000.00	12/06/21
19	323630019	MF	Jarrell	TX	Actual/360	3.909%	58,487.43	28,984.65	0.00	N/A	02/06/30	--	17,954,698.82	17,925,714.17	12/06/21
20	28002345	MH	Oakland Charter Towns	MI	Actual/360	4.372%	57,564.67	0.00	0.00	N/A	01/06/30	--	15,800,000.00	15,800,000.00	12/06/21
21	300572074	MF	Buffalo	NY	Actual/360	4.100%	49,726.81	22,752.95	0.00	N/A	02/06/30	--	14,554,187.87	14,531,434.92	12/06/21
22	300572090	MF	Fort Worth	TX	Actual/360	3.750%	41,562.50	0.00	0.00	N/A	03/06/30	--	13,300,000.00	13,300,000.00	12/06/21
23	301741496	MF	Secaucus	NJ	Actual/360	3.300%	33,825.00	0.00	0.00	N/A	03/06/30	--	12,300,000.00	12,300,000.00	12/06/21
24	323630024	MF	Pinole	CA	Actual/360	3.470%	33,254.17	0.00	0.00	N/A	02/06/30	--	11,500,000.00	11,500,000.00	12/06/21
25	300572055	RT	Jurupa Valley	CA	Actual/360	3.653%	32,450.82	0.00	0.00	N/A	12/06/29	--	10,660,000.00	10,660,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
26	323630026	Various	Various	CA	Actual/360	4.350%	35,887.50	0.00	0.00	N/A	03/06/30	--	9,900,000.00	9,900,000.00	12/06/21
27	410953924	RT	Nampa	ID	Actual/360	3.511%	28,907.23	0.00	0.00	N/A	02/11/30	--	9,880,000.00	9,880,000.00	12/11/21
28	300572081	SS	Various	Various	Actual/360	4.650%	35,262.50	0.00	0.00	N/A	02/06/25	--	9,100,000.00	9,100,000.00	12/06/21
29	323630029	MF	Oakland	CA	Actual/360	3.310%	23,445.83	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	12/06/21
30	323630030	OF	Kansas City	KS	Actual/360	4.284%	29,434.01	12,551.24	0.00	N/A	01/06/30	--	8,244,435.17	8,231,883.93	12/06/21
31	300572080	OF	Centennial	CO	Actual/360	3.900%	25,675.00	0.00	0.00	N/A	02/06/30	--	7,900,000.00	7,900,000.00	12/06/21
32	410950257	RT	Hanford	CA	Actual/360	4.000%	24,748.12	11,688.22	0.00	N/A	04/11/30	--	7,424,435.25	7,412,747.03	12/11/21
33	300572091	MF	Fort Worth	TX	Actual/360	3.550%	21,300.00	0.00	0.00	N/A	03/06/30	--	7,200,000.00	7,200,000.00	12/06/21
34	323630034	OF	Overland Park	KS	Actual/360	3.900%	22,717.80	11,242.31	0.00	N/A	03/06/30	--	6,990,092.34	6,978,850.03	12/06/21
35	323630035	OF	Metairie	LA	Actual/360	3.882%	19,410.00	0.00	0.00	N/A	01/06/30	--	6,000,000.00	6,000,000.00	12/06/21
36	323630036	OF	Pensacola	FL	Actual/360	4.076%	19,469.55	12,452.98	0.00	N/A	12/06/29	--	5,731,956.43	5,719,503.45	12/06/21
37	883101077	SS	Commerce	GA	Actual/360	3.850%	18,608.33	0.00	0.00	N/A	02/06/30	--	5,800,000.00	5,800,000.00	12/06/21
38	300572094	OF	Palm Beach Gardens	FL	Actual/360	3.900%	17,550.00	0.00	0.00	N/A	03/06/30	--	5,400,000.00	5,400,000.00	12/06/21
39	323630039	OF	Miami	FL	Actual/360	4.000%	17,000.00	0.00	0.00	N/A	03/06/30	--	5,100,000.00	5,100,000.00	12/06/21
40	323630040	MF	Pinole	CA	Actual/360	3.340%	13,638.33	0.00	0.00	N/A	02/06/30	--	4,900,000.00	4,900,000.00	12/06/21
41	323630041	RT	Charlotte	NC	Actual/360	3.975%	14,799.44	7,095.42	0.00	N/A	03/06/30	--	4,467,755.70	4,460,660.28	12/06/21
42	323630042	RT	Greenfield	MA	Actual/360	4.150%	11,274.17	0.00	0.00	N/A	04/06/30	--	3,260,000.00	3,260,000.00	12/06/21
43	323630043	MF	Greensboro	NC	Actual/360	5.000%	13,222.42	4,224.28	0.00	N/A	03/06/30	--	3,173,380.35	3,169,156.07	12/06/21
44	410949904	RT	Bridgeville	DE	Actual/360	3.500%	8,489.12	4,982.22	0.00	N/A	04/11/30	--	2,910,554.05	2,905,571.83	12/11/21
45	323630045	MF	Louisville	KY	Actual/360	4.880%	11,512.73	0.00	0.00	N/A	02/06/27	--	2,831,000.00	2,831,000.00	12/06/21
46	300572071	RT	Southfield	MI	Actual/360	3.730%	6,838.33	0.00	0.00	N/A	02/06/30	--	2,200,000.00	2,200,000.00	12/06/21
Totals							2,281,504.01	271,603.92	0.00				726,819,638.00	726,548,034.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	275,300.52	275,300.52	0.00	0.00
2	4,570,202.85	2,465,568.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,986,206.00	5,529,947.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,160,032.36	2,385,113.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,802,805.82	2,912,559.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,105,036.65	1,644,240.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	822,617.50	718,022.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	343,049.00	206,745.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,635,147.00	941,539.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	23,725,296.00	12,278,028.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,554,538.00	2,547,704.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,454,934.97	2,199,119.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	42,613,307.24	17,524,758.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	51,399,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,762,488.97	1,582,319.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,793,403.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,496,656.46	967,229.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,594,135.17	740,014.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,918,129.49	1,420,682.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,217,989.32	901,067.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	24,366.56	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,334,873.00	807,031.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,088,621.18	751,162.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,059,660.64	521,296.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,043,808.70	857,084.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,156,872.00	834,882.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,090,781.58	855,492.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	112,522.11	0.00
28	936,357.24	491,989.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	8,519.88	0.00
29	627,682.87	317,212.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,478,768.93	786,354.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,013,264.53	244,421.88	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	521,969.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	841,959.00	87,294.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	635,052.00	478,374.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	778,897.00	584,712.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	614,838.46	509,090.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	534,492.80	466,049.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	448,685.93	294,264.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	482,145.31	499,031.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	374,260.79	198,734.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	707,821.75	566,416.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	365,569.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	258,982.44	0.00	--	--	--	0.00	0.00	0.00	0.00	22,881.07	0.00
46	312,607.14	232,241.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,870,383.70	69,141,197.78				0.00	0.00	275,300.52	275,300.52	168,289.62	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766686%	3.748301%	93
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766828%	3.748444%	94
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766958%	3.748574%	95
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767099%	3.748715%	96
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767227%	3.748844%	97
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767355%	3.748971%	98
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767494%	3.749111%	99
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767621%	3.749238%	100
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767759%	3.749376%	101
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767884%	3.749502%	102
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.768046%	3.749664%	103
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.768170%	3.749788%	104
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	300572075	11/06/21	0	B	275,300.52	275,300.52	0.00	51,598,959.46
Totals					275,300.52	275,300.52	0.00	51,598,959.46

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing		Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		25,000,000	25,000,000		0	0
37 - 48 Months		28,625,000	28,625,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		672,923,034	672,923,034		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	726,548,034	726,548,034	0	0	0	0
Nov-21	726,819,638	726,819,638	0	0	0	0
Oct-21	727,070,161	727,070,161	0	0	0	0
Sep-21	727,339,968	727,339,968	0	0	0	0
Aug-21	727,588,640	727,588,640	0	0	0	0
Jul-21	727,836,429	727,836,429	0	0	0	0
Jun-21	728,103,599	728,103,599	0	0	0	0
May-21	728,349,556	728,349,556	0	0	0	0
Apr-21	728,614,959	728,614,959	0	0	0	0
Mar-21	728,859,098	728,859,098	0	0	0	0
Feb-21	729,163,518	729,163,518	0	0	0	0
Jan-21	729,405,704	729,405,704	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	571.62	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(413.97)	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(646.98)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(489.33)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total (489.33)

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27